Loans (Details 6) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ 2,363,086	$ 2,583,445	$ 2,583,445	$ 2,780,249
Provision for loan losses	50,000	0	0	0
Charge offs	0	0	(330,485)	(200,000)
Recoveries	1,038	54,888	110,126	3,196
Ending balance	2,414,124	2,638,333	2,363,086	2,583,445
Allowance for loan losses ending balance evaluated for impairment: Individually	86,859	129,452	24,167	167,211
Allowance for loan losses ending balance evaluated for impairment: Collectively	2,327,265	2,508,881	2,338,919	2,416,234
Outstanding loan balances evaluated for impairment: Individually	3,786,726	4,837,091	3,342,744	3,400,494
Outstanding loan balances evaluated for impairment: Collectively	311,417,829	263,167,200	294,784,175	267,862,844
Residential Portfolio Segment [Member]
Beginning balance	247,437	322,084	322,084	278,943
Provision for loan losses	28,185	(41,098)	(184,773)	42,299
Charge offs	0	0	0	0
Recoveries	148	54,888	110,126	842
Ending balance	275,770	335,874	247,437	322,084
Allowance for loan losses ending balance evaluated for impairment: Individually	0	0	0	0
Allowance for loan losses ending balance evaluated for impairment: Collectively	275,770	335,874	247,437	322,084
Outstanding loan balances evaluated for impairment: Individually	0	0	0	0
Outstanding loan balances evaluated for impairment: Collectively	56,343,709	53,530,926	54,710,809	51,290,828
Consumer Portfolio Segment [Member]
Beginning balance	8,826	7,900	7,900	8,215
Provision for loan losses	(817)	1,133	926	(315)
Charge offs	0	0	0	0
Recoveries	0	0	0	0
Ending balance	8,009	9,033	8,826	7,900
Allowance for loan losses ending balance evaluated for impairment: Individually	0	0	0	0
Allowance for loan losses ending balance evaluated for impairment: Collectively	8,009	9,033	8,826	7,900
Outstanding loan balances evaluated for impairment: Individually	0	0	0	0
Outstanding loan balances evaluated for impairment: Collectively	687,569	839,852	725,269	886,175
Commercial Real Estate Loan [Member]
Beginning balance	1,717,749	1,718,256	1,718,256	1,848,163
Provision for loan losses	(193)	96,026	29,493	(129,907)
Charge offs	0	0	(30,000)	0
Recoveries	890	0	0	0
Ending balance	1,718,446	1,814,282	1,717,749	1,718,256
Allowance for loan losses ending balance evaluated for impairment: Individually	0	0	7,580	0
Allowance for loan losses ending balance evaluated for impairment: Collectively	1,718,446	1,814,282	1,710,169	1,718,256
Outstanding loan balances evaluated for impairment: Individually	3,060,269	2,425,089	2,425,089	2,240,046
Outstanding loan balances evaluated for impairment: Collectively	220,230,142	178,552,626	203,719,987	184,463,822
Construction Loans [Member]
Beginning balance	204,860	306,982	306,982	458,211
Provision for loan losses	90,411	(26,612)	97,878	48,771
Charge offs	0	0	(200,000)	(200,000)
Recoveries	0	0	0	0
Ending balance	295,271	280,370	204,860	306,982
Allowance for loan losses ending balance evaluated for impairment: Individually	86,859	129,452	16,587	167,211
Allowance for loan losses ending balance evaluated for impairment: Collectively	208,412	150,918	188,273	139,771
Outstanding loan balances evaluated for impairment: Individually	571,161	2,219,985	752,889	956,813
Outstanding loan balances evaluated for impairment: Collectively	13,417,632	11,068,961	13,640,103	11,863,352
Financial Receivable ,Commercial Loan [Member]
Beginning balance	125,260	132,362	132,362	171,104
Provision for loan losses	(31,963)	29,692	93,383	(41,096)
Charge offs	0	0	(100,485)	0
Recoveries	0	0	0	2,354
Ending balance	93,297	162,054	125,260	132,362
Allowance for loan losses ending balance evaluated for impairment: Individually	0	0	0	0
Allowance for loan losses ending balance evaluated for impairment: Collectively	93,297	162,054	125,260	132,362
Outstanding loan balances evaluated for impairment: Individually	155,296	192,017	164,766	203,635
Outstanding loan balances evaluated for impairment: Collectively	20,738,777	19,174,835	21,988,007	19,358,667
Financial Receivable ,Unallocated [Member]
Beginning balance	58,954	95,861	95,861	15,613
Provision for loan losses	(35,623)	(59,141)	(36,907)	80,248
Charge offs	0	0	0	0
Recoveries	0	0	0	0
Ending balance	23,331	36,720	58,954	95,861
Allowance for loan losses ending balance evaluated for impairment: Individually	0	0	0	0
Allowance for loan losses ending balance evaluated for impairment: Collectively	23,331	36,720	58,954	95,861
Outstanding loan balances evaluated for impairment: Individually	0	0	0	0
Outstanding loan balances evaluated for impairment: Collectively	$ 0	$ 0	$ 0	$ 0